UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09373
                                                     ---------

                      Oppenheimer Senior Floating Rate Fund
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                      Date of reporting period: 10/31/2007
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                            PRINCIPAL
                                                                                               AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------------------------
CORPORATE LOANS--92.2%
--------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--28.8%
--------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--2.8%
Delphi Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Debtor in
Possesion, Tranche C, 7.875%, 12/31/07 1                                                $   7,000,000   $       6,990,522
--------------------------------------------------------------------------------------------------------------------------
Federal Mogul Corp., Sr. Sec. Credit Facilities Pre-Petition Revolving Credit
Loan, Tranche B, 1.75%-6.503%, 12/31/07 1                                                  33,907,635          33,458,359
--------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
6.43%, 4/30/14 1                                                                           16,000,000          15,583,328
--------------------------------------------------------------------------------------------------------------------------
Mark IV Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.65%-
7.89%, 6/21/11 1                                                                           12,820,252          12,423,631
--------------------------------------------------------------------------------------------------------------------------
Mark IV Industries, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
10.82%-11.13%, 12/23/11 1                                                                   3,500,000           3,380,416
--------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche A,
7.146%, 3/16/12 1,2                                                                        12,614,286          12,425,071
--------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.688%-6.875%, 2/9/14 1                                                                    14,952,500          14,826,346
                                                                                                        ------------------
                                                                                                               99,087,673
--------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.7%
Ford Motor Co., Sr. Sec. Credit Facilities Term Loan, Tranche B, 8.70%,
12/16/13 1                                                                                 27,782,851          26,797,810
--------------------------------------------------------------------------------------------------------------------------
General Motors Corp., Sr. Sec. Credit Facilities Term Loan, 7.585%,
11/17/13 1,3                                                                               36,714,988          36,090,833
                                                                                                        ------------------
                                                                                                               62,888,643
--------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--5.9%
BLB Wembley plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.26%-8.08%,
7/18/11 1,2                                                                                 7,889,633           7,672,668
--------------------------------------------------------------------------------------------------------------------------
BLB Wembley plc, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.72%,
7/25/13 1                                                                                   8,000,000           7,540,000
--------------------------------------------------------------------------------------------------------------------------
Buffets, Inc., Sr. Sec. Credit Facilities Letter of Credit Term Loan, Tranche B,
8.541%, 11/1/13 1                                                                          26,189,439          23,816,021
--------------------------------------------------------------------------------------------------------------------------
Buffets, Inc., Sr. Sec. Credit Facilities Letter of Credit Term Loan, 8.11%,
5/1/13 1,2                                                                                  1,512,799           1,375,702
--------------------------------------------------------------------------------------------------------------------------
Cannery Casino Resorts LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.76%, 5/4/13 1,2                                                                           7,006,063           6,804,639
--------------------------------------------------------------------------------------------------------------------------
Cannery Casino Resorts LLC, Sr. Sec. Credit Facilities Term Loan, Delayed
Draw, 2.25%-7.974%, 5/4/13 1                                                                8,976,379           8,718,308
--------------------------------------------------------------------------------------------------------------------------
CCM Merger, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.198%-
7.72%, 7/13/12 1                                                                           10,694,222          10,466,969
--------------------------------------------------------------------------------------------------------------------------
Cracker Barrel Old Country Store, Inc., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 6.86%-8.137%, 4/27/13 1                                                       3,692,747           3,605,045
--------------------------------------------------------------------------------------------------------------------------
Flag Luxury Properties LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
11.836%, 2/6/11 1,2                                                                         3,962,468           3,655,377
--------------------------------------------------------------------------------------------------------------------------
Golden Nugget, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche
2L, 8.30%, 12/31/14 1                                                                      13,000,000          12,252,500
--------------------------------------------------------------------------------------------------------------------------


                    1 | OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                                                                               AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
--------------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp., Sr. Sec. Credit Facilities Term Loan, Delayed Draw,
Tranche B, 6.95%, 5/23/14 1                                                             $  11,072,250   $      10,767,232
--------------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp., Sr. Sec. Credit Facilities Term Loan, Delayed Draw,
0.75%, 5/8/14 1                                                                             4,400,000           4,278,789
--------------------------------------------------------------------------------------------------------------------------
OSI Restaurant Partners, Inc., Sr. Sec. Credit Facilities Prefunded Revolving
Credit Loan, 7.953%, 5/9/13 1                                                                 546,490             527,909
--------------------------------------------------------------------------------------------------------------------------
OSI Restaurant Partners, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 7.063%, 5/9/14 1                                                                        10,411,120          10,057,142
--------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.76%, 10/3/12 1,2                                                                          5,390,050           5,362,729
--------------------------------------------------------------------------------------------------------------------------
Quiznos Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.45%, 5/5/13 1              16,608,639          16,129,995
--------------------------------------------------------------------------------------------------------------------------
Quiznos Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.948%,
11/5/13 1                                                                                  12,000,000          11,544,000
--------------------------------------------------------------------------------------------------------------------------
Sagittarius Restaurant, Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.45%, 3/2/13 1,2                                                                          12,191,532          11,277,167
--------------------------------------------------------------------------------------------------------------------------
Turtle Bay Resort, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
12%, 9/13/10 4                                                                              1,930,402           1,849,325
--------------------------------------------------------------------------------------------------------------------------
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.45%, 5/25/13 1                                                                21,067,026          20,673,894
Tranche B Add-On, 7.45%, 5/25/13 1                                                          2,500,000           2,453,348
--------------------------------------------------------------------------------------------------------------------------
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term Loan, Delayed Draw,
7.45%, 5/25/11 1                                                                           10,333,315          10,140,485
--------------------------------------------------------------------------------------------------------------------------
Wimar OpCo LLC/Tropicana Entertainment Co., Sr. Sec. Credit Facilities
1st Lien Term Loan, 7.448%, 1/3/12 1                                                       12,159,256          11,885,672
--------------------------------------------------------------------------------------------------------------------------
Yonkers Raceway, Sr. Sec. Credit Facilities Term Loan, 10.875%, 8/15/11 1,2                10,421,250          10,447,303
                                                                                                        ------------------
                                                                                                              213,302,219
--------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.7%
Sleep Innovations, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8%,
4/3/14 1,2                                                                                 10,149,000           8,383,074
--------------------------------------------------------------------------------------------------------------------------
Sleep Innovations, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
11.75%, 10/3/14 1                                                                           3,000,000           1,590,000
--------------------------------------------------------------------------------------------------------------------------
Springs Window Fashions Division, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8%, 12/30/12 1,2                                                                13,780,778          13,229,547
--------------------------------------------------------------------------------------------------------------------------
SVP Holdings Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.95%,
8/26/13 1,2                                                                                 2,456,297           2,302,779
                                                                                                        ------------------
                                                                                                               25,505,400
--------------------------------------------------------------------------------------------------------------------------
MEDIA--14.9%
Advanstar Communications, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.448%, 5/15/14 1                                                                          19,950,000          19,002,375
--------------------------------------------------------------------------------------------------------------------------
Alpha Media Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.448%, 8/31/14 1,2                                                                        15,000,000          14,700,000
--------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.543%, 1/26/13 1                                                                          20,369,564          20,049,701
--------------------------------------------------------------------------------------------------------------------------
Cequel Communications LLC, Sr. Sec. Credit Facilities Term Loan, 2.25%-
8.63%, 11/5/13 1                                                                           11,749,291          11,402,688
--------------------------------------------------------------------------------------------------------------------------


                    2 | OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                                                                               AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
--------------------------------------------------------------------------------------------------------------------------
Charter Communications Operation LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.99%, 3/5/14 1,3                                                            $  50,000,000   $      48,133,350
--------------------------------------------------------------------------------------------------------------------------
Charter Communications Operation LLC, Sr. Sec. Credit Facilities 3rd Lien
Term Loan, 7.698%, 9/1/14 1                                                                20,000,000          19,234,380
--------------------------------------------------------------------------------------------------------------------------
Cinram International, Inc., Sr. Sec. Credit Facilities Term Loan, 7.36%,
5/6/11 1,2                                                                                 20,232,644          19,043,976
--------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.385%-6.825%, 6/12/14 1                                                                   41,750,000          40,173,938
--------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc. (Cablevision), Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.875%, 3/29/13 1                                                               39,903,923          39,042,676
--------------------------------------------------------------------------------------------------------------------------
Discovery Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.198%, 4/30/14 1                                                                9,970,000           9,861,995
--------------------------------------------------------------------------------------------------------------------------
Gray Television, Inc., Sr. Sec. Credit Facilities Term Loan, 6.73%, 12/31/14 1              1,618,262           1,564,320
--------------------------------------------------------------------------------------------------------------------------
Hit Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.17%,
8/5/12 1                                                                                   12,695,254          12,457,218
--------------------------------------------------------------------------------------------------------------------------
Live Nation, Inc./SFX Entertainment, Inc., Sr. Sec. Credit Facilities Term
Loan, 7.95%, 6/21/13 1,2                                                                   10,921,415          10,757,594
--------------------------------------------------------------------------------------------------------------------------
MCC Iowa LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche D2, 6.61%, 1/31/15 1                                                               10,470,794          10,169,759
Tranche D1, 6.61%, 1/31/15 1                                                                1,997,487           1,940,059
--------------------------------------------------------------------------------------------------------------------------
Mediacom LLC, Sr. Sec. Credit Facilities Term Loan, Tranche A, 6.36%-
7.02%, 9/30/12 1                                                                           10,000,000           9,639,290
--------------------------------------------------------------------------------------------------------------------------
Merrill Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.253%,
11/15/13 1,2                                                                               12,750,000          12,558,750
--------------------------------------------------------------------------------------------------------------------------
Metro-Goldwyn-Mayer Studios, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B Add-On, 8.448%, 4/8/12 1                                                          8,457,500           8,129,772
Tranche B, 8.448%, 4/8/12 1                                                                23,702,306          22,783,841
--------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 8.493%, 1/15/12 1                                                                    14,000,000          13,860,000
--------------------------------------------------------------------------------------------------------------------------
Penton Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.234%-
7.57%, 2/1/13 1                                                                            20,156,263          19,224,035
--------------------------------------------------------------------------------------------------------------------------
Quebecor Media, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.243%, 1/17/13 1,2                                                                        15,204,982          14,995,914
--------------------------------------------------------------------------------------------------------------------------
Reader's Digest Association, Inc. (The), Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.385%-7.58%, 3/2/14 1                                                          20,096,442          19,111,716
--------------------------------------------------------------------------------------------------------------------------
Regal Cinemas, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.698%,
10/27/13 1,3                                                                               37,663,738          36,882,629
--------------------------------------------------------------------------------------------------------------------------
San Juan Cable & Construction, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.62%, 10/31/12 1                                                               16,089,090          15,478,204
--------------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.25%, 12/13/12 1                                                                           8,000,000           7,735,000
--------------------------------------------------------------------------------------------------------------------------
Star Tribune Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.448%,
3/5/14 1                                                                                    6,511,764           5,431,898
--------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.003%-7.21%, 9/29/14 1                                                              39,140,939          37,159,429
--------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 1%, 8/15/14 1                                                                 1,359,060           1,290,258
--------------------------------------------------------------------------------------------------------------------------


                    3 | OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                                                                               AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
--------------------------------------------------------------------------------------------------------------------------
VNU, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.607%, 8/9/13 1            $   4,500,000   $       4,388,126
--------------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., Sr. Sec. Credit Facilities Term Loan, 7.75%-
7.875%, 11/3/12 1                                                                          19,883,170          19,087,843
--------------------------------------------------------------------------------------------------------------------------
Zuffa LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.563%,
6/18/15 1,2                                                                                15,710,625          14,453,775
                                                                                                        ------------------
                                                                                                              539,744,509
--------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.6%
Dollarama Group LP, Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.71%,
11/18/11 1,2                                                                                5,786,563           5,696,148
--------------------------------------------------------------------------------------------------------------------------
General Growth Properties, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche A, 6.38%, 2/24/10 1                                                                15,471,308          15,261,548
                                                                                                        ------------------
                                                                                                               20,957,696
--------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.1%
BCBG Max Azria Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
11.083%-11.405%, 8/10/11 1,2                                                                8,603,042           8,258,921
--------------------------------------------------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp., Sr. Sec. Credit Facilities Term
Loan, 7.76%, 5/28/13 1,3                                                                   22,408,709          21,076,646
--------------------------------------------------------------------------------------------------------------------------
Claire's Stores, Inc., Sr. Sec. Credit Facilities Term Loan, 7.948%, 5/22/14 1             14,962,500          14,146,580
--------------------------------------------------------------------------------------------------------------------------
CSK Auto, Inc., Sr. Sec. Credit Facilities Term Loan, 8.75%, 6/30/12 1,2                    1,965,150           1,960,237
--------------------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.36%-7.93%, 3/1/12 1,2                                                          3,315,638           3,274,192
--------------------------------------------------------------------------------------------------------------------------
Harbor Freight Tools, Sr. Sec. Credit Facilities Term Loan, Tranche C,
7.285%, 2/12/13 1                                                                          16,719,389          16,089,804
--------------------------------------------------------------------------------------------------------------------------
J. Crew Operating Corp., Sr. Sec. Credit Facilities Term Loan, 7.103%-7.11%,
5/15/13 1                                                                                  10,519,737          10,344,405
                                                                                                        ------------------
                                                                                                               75,150,785
--------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.1%
Hanesbrands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
6.603%-6.815%, 9/5/13 1                                                                     4,852,499           4,798,822
                                                                                                        ------------------
                                                                                                                4,798,822
--------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.3%
--------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.6%
Constellation Brands, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.688%, 6/5/13 1,3                                                                         20,752,618          20,488,894
                                                                                                        ------------------
                                                                                                               20,488,894
--------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.2%
Jetro Holdings, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.74%,
7/2/14 1,2                                                                                  7,765,000           7,609,700
--------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.63%-6.88%,
6/4/14 1                                                                                    1,999,999           1,950,000
                                                                                                        ------------------
                                                                                                                9,559,700
--------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.8%
American Seafoods Group LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche B1, 6.948%, 9/28/12 1                                                               2,330,478           2,280,955
Tranche B2, 6.948%, 9/30/12 1,2                                                            13,995,579          13,698,173
--------------------------------------------------------------------------------------------------------------------------


                    4 | OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                                                                               AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS CONTINUED
--------------------------------------------------------------------------------------------------------------------------
B&G Foods, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche C, 7.51%,
2/26/13 1                                                                               $  12,000,000   $      11,850,000
--------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Sr. Sec. Credit Facilities Prefunded Letter of Credit Term
Loan, 7.243%, 4/17/13 1                                                                     1,914,008           1,862,036
--------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.25%-8.75%, 4/12/13 1                                                           6,514,141           6,337,266
Tranche C, 7.25%-8.75%, 4/12/13 1                                                          25,161,309          24,478,104
--------------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.948%, 4/5/14 1                                                                            3,491,250           3,383,395
                                                                                                        ------------------
                                                                                                               63,889,929
--------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.3%
PlayPower, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.95%,
6/30/12 1,2                                                                                 3,931,759           3,853,123
--------------------------------------------------------------------------------------------------------------------------
Yankee Candle Co., Sr. Sec. Credit Facilities Term Loan, 7.20%, 2/6/14 1                    6,955,000           6,776,778
                                                                                                        ------------------
                                                                                                               10,629,901
--------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.4%
American Safety Razor Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.35%-7.65%, 7/31/13 1                                                                      9,875,000           9,776,250
--------------------------------------------------------------------------------------------------------------------------
American Safety Razor Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
11.69%, 1/30/14 1                                                                           6,000,000           6,000,000
--------------------------------------------------------------------------------------------------------------------------
Cosmetic Essence, Inc., Sr. Sec. Credit Facilities Term Loan, 7.42%-7.48%,
3/21/14 1,2                                                                                 6,367,999           5,794,880
--------------------------------------------------------------------------------------------------------------------------
FGX International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.65%,
12/9/12 1                                                                                   3,485,382           3,380,821
--------------------------------------------------------------------------------------------------------------------------
Levlad Natural Products Group LLC, Sr. Sec. Credit Facilities Term Loan,
7.21%-7.791%, 3/8/14 1                                                                     31,916,754          24,775,381
--------------------------------------------------------------------------------------------------------------------------
Mega Bloks, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.25%,
7/26/12 1                                                                                   1,890,469           1,817,214
                                                                                                        ------------------
                                                                                                               51,544,546
--------------------------------------------------------------------------------------------------------------------------
ENERGY--6.6%
--------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.4%
Antero Resources Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
9.70%, 4/10/14 1                                                                           15,000,000          14,775,000
--------------------------------------------------------------------------------------------------------------------------
Coldren Resource LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.703%,
7/14/11 1                                                                                   9,102,121           8,965,589
--------------------------------------------------------------------------------------------------------------------------
Global Geophysical Services, Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.698%, 2/7/14 1,2                                                                         13,895,000          13,825,525
--------------------------------------------------------------------------------------------------------------------------
Volnay Acquisition Co., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.129%, 1/12/14 1,2                                                                        13,178,087          13,112,196
                                                                                                        ------------------
                                                                                                               50,678,310
--------------------------------------------------------------------------------------------------------------------------
OIL & GAS--5.2%
Astoria Generating Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.18%-7.21%, 2/25/13 1                                                          14,660,402          14,498,522
--------------------------------------------------------------------------------------------------------------------------
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.50%-
8.888%, 4/14/10 1                                                                          38,020,999          38,104,189
--------------------------------------------------------------------------------------------------------------------------


                    5 | OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                                                                               AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
--------------------------------------------------------------------------------------------------------------------------
Broadway Gen Funding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.19%, 5/1/14 1                                                                         $  30,481,646   $      29,948,217
--------------------------------------------------------------------------------------------------------------------------
Coleto Creek Power LP, Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.948%, 6/28/13 1                                                                          32,787,914          32,337,081
--------------------------------------------------------------------------------------------------------------------------
LS Power Group, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.94%,
4/2/15 1,2                                                                                 15,500,000          15,151,250
--------------------------------------------------------------------------------------------------------------------------
MEG Energy Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.20%,
4/3/13 1                                                                                   12,849,664          12,608,732
--------------------------------------------------------------------------------------------------------------------------
Pine Praire, Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 7.70%,
12/31/13 1,2                                                                                3,248,418           3,207,813
--------------------------------------------------------------------------------------------------------------------------
Pine Praire, Sr. Sec. Credit Facilities Term Loan, 7.70%, 12/31/13 1                       12,817,409          12,657,191
--------------------------------------------------------------------------------------------------------------------------
Western Refining Corp., Sr. Sec. Credit Facilities Term Loan, 6.569%,
2/8/14 1                                                                                   28,215,000          27,709,472
                                                                                                        ------------------
                                                                                                              186,222,467
--------------------------------------------------------------------------------------------------------------------------
FINANCIALS--2.2%
--------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.3%
Buckeye Check Cashing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.90%-8.13%, 5/1/12 1                                                                      11,449,186          11,162,957
                                                                                                        ------------------
                                                                                                               11,162,957
--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.9%
Ameritrade Holding Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.25%, 12/31/12 1                                                                          11,612,227          11,494,897
--------------------------------------------------------------------------------------------------------------------------
Clarke American Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.698%, 6/30/14 1,3                                                             19,201,111          18,163,061
Tranche B, 7.698%, 6/30/14 1                                                                2,743,889           2,595,549
                                                                                                        ------------------
                                                                                                               32,253,507
--------------------------------------------------------------------------------------------------------------------------
INSURANCE--0.5%
Hub International Ltd., Sr. Sec. Credit Facilities Term Loan, Tranche B,
8.01%, 6/13/14 1                                                                            3,739,846           3,672,062
--------------------------------------------------------------------------------------------------------------------------
Hub International Ltd., Sr. Sec. Credit Facilities Term Loan, Delayed Draw,
1.375%-8.01%, 6/13/14 1                                                                       839,165             823,955
--------------------------------------------------------------------------------------------------------------------------
Swett & Crawford Group, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.464%, 4/3/14 1                                                                           15,920,000          15,124,000
                                                                                                        ------------------
                                                                                                               19,620,017
--------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.5%
Capital Auto Real Estate Services, Inc., Sr. Sec. Credit Facilities Term Loan,
6.88%, 12/16/10 1                                                                          18,019,814          17,831,417
--------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--9.1%
--------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.4%
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.753%-7.327%, 4/30/13 1                                                                   13,000,001          12,605,945
--------------------------------------------------------------------------------------------------------------------------
Carestream Health, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
10.081%-10.577%, 9/26/13 1,2                                                                5,000,000           4,891,665
--------------------------------------------------------------------------------------------------------------------------
CCS Medical, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.45%, 9/30/12 1,2             21,615,000          21,139,470
--------------------------------------------------------------------------------------------------------------------------


                    6 | OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                                                                               AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
Reable Therapeutics Finance LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.818%-7.86%, 11/3/13 1,2                                                    $  13,874,999   $      13,840,311
                                                                                                        ------------------
                                                                                                               52,477,391
--------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--6.5%
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term Loan, Series MMM,
8.76%, 8/22/11 1                                                                            3,765,882           3,436,368
--------------------------------------------------------------------------------------------------------------------------
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term Loan, Series NAMM,
8.76%, 7/27/11 1                                                                              886,090             808,557
--------------------------------------------------------------------------------------------------------------------------
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term Loan, Series NAMM,
8.76%, 8/22/11 1                                                                              491,739             448,712
--------------------------------------------------------------------------------------------------------------------------
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term Loan, Series PHMC
NAMM, 8.76%, 8/22/11 1                                                                         85,729              78,227
--------------------------------------------------------------------------------------------------------------------------
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term Loan, Series PHMC,
8.76%, 8/22/11 1                                                                            3,086,227           2,816,182
--------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.755%-7.76%, 7/2/14 1                                                          21,811,485          21,334,358
--------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 0.50%, 7/2/14 1                                                               1,438,515           1,407,048
--------------------------------------------------------------------------------------------------------------------------
Concentra Operating Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
10.698%, 12/20/14 1,2                                                                       6,000,000           5,647,500
--------------------------------------------------------------------------------------------------------------------------
Fenwal, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.791%,
2/20/14 1                                                                                   8,528,571           8,208,750
--------------------------------------------------------------------------------------------------------------------------
Fenwal, Inc., Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 1.50%,
2/20/14 1                                                                                   1,428,572           1,375,000
--------------------------------------------------------------------------------------------------------------------------
Genoa Healthcare LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.703%-
9.75%, 8/10/12 1                                                                            6,911,558           6,868,361
--------------------------------------------------------------------------------------------------------------------------
Genoa Healthcare LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
13.453%, 2/10/13 1                                                                          1,000,000           1,002,500
--------------------------------------------------------------------------------------------------------------------------
Gentiva Health Services, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.13%-7.20%, 3/31/13 1                                                                      4,464,724           4,406,124
--------------------------------------------------------------------------------------------------------------------------
HCA, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.448%, 11/18/13 1              7,875,163           7,707,233
--------------------------------------------------------------------------------------------------------------------------
Health Management Associates, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.503%-6.948%, 2/28/14 1                                                         9,932,543           9,513,172
--------------------------------------------------------------------------------------------------------------------------
HealthCare Partners, Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.581%, 10/31/13 1,2                                                                        9,327,033           9,093,857
--------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., Sr. Sec. Credit Facilities Term Loan, 7.32%-7.63%,
3/10/13 1                                                                                  10,495,521          10,296,347
--------------------------------------------------------------------------------------------------------------------------
Healthways, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.698%,
11/15/13 1                                                                                  8,734,000           8,624,825
--------------------------------------------------------------------------------------------------------------------------
HVHC, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.393%-7.63%,
8/1/13 1,2                                                                                 12,204,153          11,990,580
--------------------------------------------------------------------------------------------------------------------------
Matria Healthcare, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B Add-On, 7.198%, 1/19/12 1,2                                                       2,646,923           2,593,985
Tranche B, 7.198%-7.495%, 1/19/12 1,2                                                       6,946,831           6,807,894
--------------------------------------------------------------------------------------------------------------------------
MultiPlan, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche C, 7.253%, 4/12/13 1                                                               12,530,000          12,289,837


                    7 | OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                                                                               AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
--------------------------------------------------------------------------------------------------------------------------
Tranche B, 7.253%, 4/15/13 1                                                            $   7,929,633   $       7,777,645
--------------------------------------------------------------------------------------------------------------------------
Prospect Medical Group, Sr. Sec. Credit Facilities Term Loan, Tranche B,
8.753%, 8/1/14 1,2                                                                          7,894,737           7,912,500
--------------------------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.20%, 3/31/13 1                                                                10,632,763          10,450,018
--------------------------------------------------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Sec. Credit Facilities Letter of Credit Term Loan,
7.46%, 2/18/12 1                                                                            1,647,059           1,638,824
--------------------------------------------------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Sec. Credit Facilities Letter of Credit Term Loan,
7.46%, 3/4/11 1,2                                                                             957,650             952,862
--------------------------------------------------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.60%-
8.877%, 3/4/11 1,2                                                                          6,176,881           6,145,996
--------------------------------------------------------------------------------------------------------------------------
SouthernCare, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.998%-
8.168%, 12/10/10 1,2                                                                       12,760,675          12,505,461
--------------------------------------------------------------------------------------------------------------------------
Surgical Care Affiliates, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.448%, 12/30/14 1,2                                                                        4,987,500           4,812,938
--------------------------------------------------------------------------------------------------------------------------
Triumph HealthCare LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.82%-8.725%, 7/28/13 1                                                                    10,395,066          10,135,189
--------------------------------------------------------------------------------------------------------------------------
United Surgical Partners International, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.381%, 4/19/14 1                                                                2,669,623           2,574,518
--------------------------------------------------------------------------------------------------------------------------
United Surgical Partners International, Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 1.25%-7.43%, 4/19/14 1                                                          806,452             777,721
--------------------------------------------------------------------------------------------------------------------------
Vanguard Health Systems, Inc., Sr. Sec. Credit Facilities Acquisition Term
Loan, Tranche B, 7.448%, 9/23/11 1                                                         14,602,144          14,314,672
--------------------------------------------------------------------------------------------------------------------------
Viant Health Payment Solutions, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 7.448%, 6/20/14 1,2                                                        7,980,000           7,481,250
--------------------------------------------------------------------------------------------------------------------------
Warner Chilcott plc, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.198%%-7.36%,, 1/4/12 1,2                                                       9,754,101           9,622,422
Tranche C, 7.198%, 1/4/12 1,2                                                               1,752,347           1,728,691
                                                                                                        ------------------
                                                                                                              235,586,124
--------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.2%
Reliant Pharmaceuticals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
8.974%, 3/31/12 1,2                                                                         3,910,582           3,851,923
--------------------------------------------------------------------------------------------------------------------------
Reliant Pharmaceuticals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Delayed Draw, 8.974%, 2/23/12 1,2                                                           1,561,919           1,538,490
--------------------------------------------------------------------------------------------------------------------------
Royalty Pharma, Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.388%,
4/16/13 1                                                                                  11,922,544          11,870,382
--------------------------------------------------------------------------------------------------------------------------
Stiefel Laboratories, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.499%, 12/28/13 1                                                                          6,180,347           6,064,466
--------------------------------------------------------------------------------------------------------------------------
Stiefel Laboratories, Inc., Sr. Sec. Credit Facilities Term Loan, Delayed Draw,
7.61%, 12/28/13 1                                                                           4,727,178           4,638,543
--------------------------------------------------------------------------------------------------------------------------
Talecris Biotherapeutics, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.08%,
12/6/13 1                                                                                  14,877,526          14,834,127
                                                                                                        ------------------
                                                                                                               42,797,931


                    8 | OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                                                                               AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--17.3%
--------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.6%
AM General LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.95%-
8.391%, 9/30/13 1                                                                       $  27,580,644   $      27,442,742
--------------------------------------------------------------------------------------------------------------------------
Apptis, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 8.07%-8.45%,
12/20/12 1,2                                                                               12,583,846          11,828,815
--------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.994%-9.372%, 2/21/13 1,2                                                                 17,910,000          17,641,350
--------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 12.244%, 2/21/14 1                                                                    9,000,000           8,887,500
--------------------------------------------------------------------------------------------------------------------------
Delta Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.84%,
4/30/12 1                                                                                   4,536,000           4,440,744
--------------------------------------------------------------------------------------------------------------------------
DynCorp International LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche C, 7.25%, 2/11/11 1                                                                17,530,317          16,960,582
--------------------------------------------------------------------------------------------------------------------------
Gencorp, Inc., Sr. Sec. Credit Facilities Prefunded Letter of Credit Term
Loan, 7.01%, 3/21/13 1,2                                                                    9,998,241           9,748,285
--------------------------------------------------------------------------------------------------------------------------
Gencorp, Inc., Sr. Sec. Credit Facilities Term Loan, 7.80%, 3/21/13 1,2                     5,983,947           5,834,348
--------------------------------------------------------------------------------------------------------------------------
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
11.50%, 12/30/12 1                                                                         21,622,424          19,654,784
--------------------------------------------------------------------------------------------------------------------------
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
17%, 6/30/13 1                                                                              8,000,000           6,213,336
--------------------------------------------------------------------------------------------------------------------------
United Air Lines, Inc., Sr. Sec. Credit Facilities Term Loan, 6.875%-7.125%,
2/3/14 1                                                                                   17,880,000          17,174,741
--------------------------------------------------------------------------------------------------------------------------
US Airways Group, Inc., Sr. Sec. Credit Facilities Term Loan, 7.373%,
3/21/14 1                                                                                  22,000,000          21,088,562
                                                                                                        ------------------
                                                                                                              166,915,789
--------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.8%
Evergreen International Aviation, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 8.253%-10.11%, 10/31/11 1,2                                                          27,277,532          26,595,594
--------------------------------------------------------------------------------------------------------------------------
Evergreen International Aviation, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 13.753%, 4/30/13 1,2                                                             3,000,000           2,985,000
                                                                                                        ------------------
                                                                                                               29,580,594
--------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--1.3%
Acoustical Material Services, Inc., Sr. Sec. Credit Facilities Term Loan, 7.51%,
4/13/12 1                                                                                   7,360,420           6,992,399
--------------------------------------------------------------------------------------------------------------------------
Champion OpCo., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.591%,
5/11/13 1,2                                                                                 7,250,000           6,851,250
--------------------------------------------------------------------------------------------------------------------------
Custom Building Products, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.069%, 10/20/11 1                                                                          6,941,503           6,577,074
--------------------------------------------------------------------------------------------------------------------------
Custom Building Products, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
10.198%, 4/20/12 1,2                                                                        4,000,000           3,720,000
--------------------------------------------------------------------------------------------------------------------------
PGT Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.52%-
8.71%, 2/14/12 1,2                                                                          7,855,578           7,462,799
--------------------------------------------------------------------------------------------------------------------------


                    9 | OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                            PRINCIPAL
                                                                                               AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS CONTINUED
--------------------------------------------------------------------------------------------------------------------------
Pro Paint, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.625%-7.75%,
5/31/12 1                                                                               $   4,937,500   $       4,690,625
--------------------------------------------------------------------------------------------------------------------------
Pro Paint, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.563%,
5/31/13 1,2                                                                                 1,000,000             950,000
--------------------------------------------------------------------------------------------------------------------------
United Subcontractors, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 8.11%, 12/27/12 1                                                               12,136,661          10,103,770
                                                                                                        ------------------
                                                                                                               47,347,917
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--5.7%
Allied Security Holdings LLC, Sr. Sec. Credit Facilities Term Loan, Tranche
C, 8.20%, 7/17/12 1                                                                        14,936,364          14,880,352
--------------------------------------------------------------------------------------------------------------------------
Asurion Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
8.36%, 7/2/14 1,3                                                                          29,500,000          28,900,796
--------------------------------------------------------------------------------------------------------------------------
First Data Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B-1, 7.96%,
9/24/14 1                                                                                  12,400,000          11,956,142
--------------------------------------------------------------------------------------------------------------------------
Headwaters, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.90%,
4/30/11 1                                                                                   7,296,458           7,187,012
--------------------------------------------------------------------------------------------------------------------------
Metavante Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 1.75%,
11/1/14 1                                                                                  14,000,000          13,650,000
--------------------------------------------------------------------------------------------------------------------------
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
11.875%, 6/22/13 1                                                                         12,942,841          12,683,984
--------------------------------------------------------------------------------------------------------------------------
New Holdings I LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.46%-
8.224%, 5/18/14 1                                                                          19,941,654          18,888,495
--------------------------------------------------------------------------------------------------------------------------
Norwood Promotional Products, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche A, 13.895%, 8/16/09 1,2                                                            26,055,406          26,055,406
--------------------------------------------------------------------------------------------------------------------------
Rental Service Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%,
11/15/12 1                                                                                 21,196,376          20,719,458
--------------------------------------------------------------------------------------------------------------------------
Sabre Holdings Corp., Sr. Sec. Credit Facilities Term Loan, 6.96%, 9/30/14 1               16,379,768          15,594,571
--------------------------------------------------------------------------------------------------------------------------
Safety-Kleen Corp., Sr. Sec. Credit Facilities Term Loan, 7.688%, 8/2/13 1,2                8,165,772           8,002,456
--------------------------------------------------------------------------------------------------------------------------
West Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B3, 7.128%-
7.468%, 10/24/13 1                                                                         22,936,133          22,529,980
--------------------------------------------------------------------------------------------------------------------------
Workflow Management, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 9.856%, 10/17/10 1,2                                                             4,085,180           3,554,107
                                                                                                        ------------------
                                                                                                              204,602,759
--------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Freescale Semiconductor, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 7.33%, 11/29/13 1,3                                                                     19,823,800          19,071,824
--------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.1%
Amsted Industries, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.20%-7.62%, 4/6/13 1                                                                       7,704,686           7,584,301
--------------------------------------------------------------------------------------------------------------------------
Hillman Group, Inc. (The), Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.875%-8.563%, 3/31/11 1,2                                                                 17,766,256          17,410,932
--------------------------------------------------------------------------------------------------------------------------
Polypore, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.07%,
5/14/14 1                                                                                   7,481,250           7,303,570
--------------------------------------------------------------------------------------------------------------------------
Precision Partners, Inc., Sr. Sec. Credit Facilities Term Loan, 8.70%, 10/1/13 1           26,789,699          25,852,059
--------------------------------------------------------------------------------------------------------------------------
Tinnerman Palnut Engineered Products LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 9.50%-9.57%, 11/5/09 1,2                                                    2,651,726           2,519,139
--------------------------------------------------------------------------------------------------------------------------


                   10 | OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                                                                               AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES CONTINUED
TriMas Corp., Sr. Sec. Credit Facilities Term Loan, 7.098%-7.234%,
8/10/13 1,2                                                                             $  13,674,375   $      13,452,166
                                                                                                        ------------------
                                                                                                               74,122,167
--------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.6%
BOC Edwards, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.541%,
5/31/14 1                                                                                  10,970,000          10,311,800
--------------------------------------------------------------------------------------------------------------------------
EDP, Inc. (Goodyear), Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.46%,
7/2/14 1,2                                                                                 11,375,000          11,194,900
--------------------------------------------------------------------------------------------------------------------------
EDP, Inc. (Goodyear), Sr. Sec. Credit Facilities Term Loan, Delayed Draw,
0.75%-2.50%, 7/2/14 1                                                                       1,625,000           1,599,272
                                                                                                        ------------------
                                                                                                               23,105,972
--------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.7%
RailAmerica, Inc., Sr. Sec. Credit Facilities Term Loan, 7.81%, 8/14/08 1                  35,000,000          34,518,750
--------------------------------------------------------------------------------------------------------------------------
Swift Transportation Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.375%, 5/10/14 1,3                                                                         6,162,791           5,446,366
--------------------------------------------------------------------------------------------------------------------------
Swift Transportation Co., Sr. Sec. Credit Facilities Letter of Credit, 8.12%,
5/8/14 1,2                                                                                  4,500,000           3,858,750
--------------------------------------------------------------------------------------------------------------------------
U.S. Xpress Enterprises, Inc., Sr. Sec. Credit Facilities Term Loan, 9.11%,
10/12/14 1                                                                                 21,000,000          17,850,000
                                                                                                        ------------------
                                                                                                               61,673,866
--------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--4.2%
--------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.7%
--------------------------------------------------------------------------------------------------------------------------
Dealer Computer Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.198%, 10/26/12 1                                                                         13,084,676          12,801,171
--------------------------------------------------------------------------------------------------------------------------
Dealer Computer Services, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 10.698%, 11/1/13 1,2                                                                  6,000,000           6,015,000
--------------------------------------------------------------------------------------------------------------------------
Open Solutions, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.275%,
1/23/14 1                                                                                   8,764,967           8,408,890
                                                                                                        ------------------
                                                                                                               27,225,061
--------------------------------------------------------------------------------------------------------------------------
IT SERVICES--1.1%
Caritor, Inc., Sr. Sec. Credit Facilities Term Loan, 7.07%, 5/17/13 1,3                    34,513,500          31,903,417
--------------------------------------------------------------------------------------------------------------------------
SafeNet, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.748%, 4/12/14  1            6,733,125           6,430,134
                                                                                                        ------------------
                                                                                                               38,333,551
--------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.7%
Flextronics International Ltd., Sr. Sec. Credit Facilities Term Loan, Delayed
Draw, Tranche A1, 7.455%, 10/1/14 1                                                         5,357,143           5,322,991
--------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., Sr. Sec. Credit Facilities Term Loan, 7.394%-
7.395%, 10/1/14  1                                                                         18,642,857          18,524,009
                                                                                                        ------------------
                                                                                                               23,847,000
--------------------------------------------------------------------------------------------------------------------------
SOFTWARE--1.7%
Kronos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.448%, 5/9/14 1              16,698,125          16,186,745
--------------------------------------------------------------------------------------------------------------------------
Nuance Communications, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B1, 6.76%, 3/31/13 1                                                                2,000,000           1,949,376
Tranche B, 6.76%, 3/31/13 1,3                                                              22,775,999          22,199,493
--------------------------------------------------------------------------------------------------------------------------


                   11 | OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                                                                               AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------------
SOFTWARE CONTINUED
Verint Systems, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 8.11%,
5/9/14  1,2                                                                             $  21,115,385   $      20,640,288
                                                                                                        ------------------
                                                                                                               60,975,902
--------------------------------------------------------------------------------------------------------------------------
MATERIALS--8.5%
--------------------------------------------------------------------------------------------------------------------------
CHEMICALS--4.4%
Brenntag AG, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
7.387%, 12/31/13 1                                                                         12,054,546          11,815,962
--------------------------------------------------------------------------------------------------------------------------
Brenntag AG, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.387%,
6/30/15 1                                                                                   3,000,000           2,885,625
--------------------------------------------------------------------------------------------------------------------------
Brenntag AG, Sr. Sec. Credit Facilities Acquisition Term Loan, 7.387%,
12/31/13 1                                                                                  2,945,455           2,887,158
--------------------------------------------------------------------------------------------------------------------------
Cristal Inorganic Chemicals, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.448%, 5/15/14 1                                                                          12,000,000          11,664,996
--------------------------------------------------------------------------------------------------------------------------
Hexion Specialty Chemicals, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche C-5, 7.44%, 5/3/13 1                                                                1,496,250           1,483,860
Tranche C-1, 7.50%, 5/5/13 1                                                                7,301,423           7,240,960
Tranche C-2, 7.50%, 5/5/13 1                                                                1,586,077           1,572,943
Tranche C-4, 7.625%, 5/5/13 1                                                               8,910,000           8,836,216
--------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, Sr. Sec. Credit Facilities Term Loan, Tranche
B, 6.643%, 8/16/12 1                                                                       16,560,259          16,448,990
--------------------------------------------------------------------------------------------------------------------------
Ineos Group Ltd., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.357%-7.451%, 12/16/13 1                                                        7,497,364           7,442,476
Tranche C, 7.857%-7.951%, 12/14/14 1                                                        7,495,308           7,440,435
--------------------------------------------------------------------------------------------------------------------------
ISP Chemco, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B Add-On,
6.813%-7.313%, 6/4/14 1                                                                    10,976,832          10,746,318
--------------------------------------------------------------------------------------------------------------------------
Lucite International Holdings LLC, Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 7.45%, 7/19/13 1,2                                                            3,236,164           3,179,531
--------------------------------------------------------------------------------------------------------------------------
Lucite International Holdings LLC, Sr. Sec. Credit Facilities Term Loan,
7.45%, 7/7/13 1                                                                             7,658,779           7,524,750
--------------------------------------------------------------------------------------------------------------------------
Solutia, Inc., Sr. Sec. Credit Facilities Term Loan, Debtor in Possession,
Tranche B, 8.06%, 3/31/08 1                                                                31,189,553          31,160,328
--------------------------------------------------------------------------------------------------------------------------
Vertellus Specialties, Inc., Sr. Sec. Credit Facilities Term Loan, 8.45%-8.49%,
6/21/13 1,2                                                                                14,812,500          14,590,313
--------------------------------------------------------------------------------------------------------------------------
Wellman, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.356%, 2/10/09 1            10,000,000           9,777,500
                                                                                                        ------------------
                                                                                                              156,698,361
--------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.7%
Berry Plastics Group, Inc., Sr. Sec. Credit Facilities Term Loan, 7.36%,
4/3/15 1                                                                                   10,927,544          10,633,866
--------------------------------------------------------------------------------------------------------------------------
Consolidated Container Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
10.293%-11.041%, 9/28/14 1                                                                  5,000,000           4,412,500
--------------------------------------------------------------------------------------------------------------------------
Consolidated Container Co., Sr. Sec. Credit Facilities Property, Plant &
Equipment Term Loan, 7.043%-7.234%, 3/23/14 1                                               8,955,000           8,406,506
--------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co. LP, Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.50%-8%, 10/18/11 1                                                                       19,900,001          19,554,856
--------------------------------------------------------------------------------------------------------------------------
Tegrant Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.88%, 3/7/14 1              19,402,500          18,626,400
                                                                                                        ------------------
                                                                                                               61,634,128


                   12 | OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                                                                               AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.9%
Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan, 7.063%-
7.375%, 12/19/13 1                                                                      $  20,894,887   $      19,963,330
--------------------------------------------------------------------------------------------------------------------------
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.541%,
1/28/10 1,2                                                                                13,583,186          13,583,186
                                                                                                        ------------------
                                                                                                               33,546,516
--------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.5%
Boise Cascade LLC, Sr. Sec. Credit Facilities Term Loan, Tranche E, 6.281%-
6.719%, 4/30/14 1                                                                          14,454,198          14,371,086
--------------------------------------------------------------------------------------------------------------------------
Boise Cascade LLC, Sr. Sec. Credit Facilities Term Loan, Delayed Draw,
6.719%, 4/30/14 1                                                                           2,968,634           2,951,564
--------------------------------------------------------------------------------------------------------------------------
Domtar Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.475%,
3/7/14 1                                                                                    6,868,750           6,765,719
--------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B1, 6.948%-7.474%, 12/20/12 1                                                       5,602,682           5,479,121
Tranche B2, 6.948%-7.474%, 12/22/12 1                                                      12,902,831          12,618,272
--------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Sr. Sec. Credit Facilities1st Lien Term Loan, Tranche
A, 6.734%-7.474%, 12/20/10 1                                                                1,750,000           1,720,606
--------------------------------------------------------------------------------------------------------------------------
NewPage Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.374%-
7.479%, 5/2/11 1,2                                                                         10,697,061          10,616,833
                                                                                                        ------------------
                                                                                                               54,523,201
--------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.8%
--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.5%
Cincinnati Bell, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.319%-
7.229%, 8/31/12 1                                                                          14,270,904          14,063,976
--------------------------------------------------------------------------------------------------------------------------
IPC Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1,
7.448%, 5/31/14 1                                                                          20,698,125          19,332,049
--------------------------------------------------------------------------------------------------------------------------
ITC DeltaCom Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 9.198%, 7/12/13 1,2                                                             22,500,000          22,091,243
--------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.82%, 1/7/13 1,2                                                                          16,636,881          16,374,850
--------------------------------------------------------------------------------------------------------------------------
West Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B3, 2.375%-7.88%,
10/24/13 1                                                                                  5,219,802           5,127,369
--------------------------------------------------------------------------------------------------------------------------
Windstream Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.714%,
7/17/13 1                                                                                   4,758,075           4,733,433
--------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Sr. Sec. Credit Facilities Term Loan, 11.541%,
7/15/09 1,2                                                                                 8,347,750           8,347,750
                                                                                                        ------------------
                                                                                                               90,070,670
--------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.3%
Crown Castle Operating Co., Sr. Sec. Credit Facilities Term Loan, 6.644%-
6.731%, 3/2/14 1                                                                           20,083,882          19,660,233
--------------------------------------------------------------------------------------------------------------------------
Intelsat Holding Ltd., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.859%, 2/1/14 1                                                                            2,000,000           1,982,500
--------------------------------------------------------------------------------------------------------------------------
MetroPCS Wireless, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.50%-7.875%, 11/4/13 1                                                                    12,016,271          11,804,615
--------------------------------------------------------------------------------------------------------------------------
Telesat Canada, Sr. Sec. Credit Facilities Term Loan, Tranche B, 3%,
10/23/14 1                                                                                 12,746,082          12,642,520
--------------------------------------------------------------------------------------------------------------------------



                   13 | OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                                                                               AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
Telesat Canada, Sr. Sec. Credit Facilities Term Loan, Delayed Draw, Tranche
B, 1.50%, 10/23/14 1                                                                    $   1,489,028   $       1,476,930
                                                                                                        ------------------
                                                                                                               47,566,798
--------------------------------------------------------------------------------------------------------------------------
UTILITIES--7.4%
--------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--6.5%
Ashmore Energy International, Sr. Sec. Credit Facilities Term Loan, Tranche
B, 8.198%, 3/30/14 1,2                                                                     34,839,799          34,143,003
--------------------------------------------------------------------------------------------------------------------------
Ashmore Energy, Inc., Sr. Sec. Credit Facilities Revolving Credit Loan,
8.198%, 3/30/14 1,2                                                                           403,877             395,800
--------------------------------------------------------------------------------------------------------------------------
Boston Generating LLC, Sr. Sec. Credit Facilities Letter of Credit, 7.448%,
12/19/13 1                                                                                    346,176             340,167
--------------------------------------------------------------------------------------------------------------------------
Boston Generating LLC, Sr. Sec. Credit Facilities Revolving Credit Loan,
7.448%, 12/19/13 1                                                                             96,929              95,247
--------------------------------------------------------------------------------------------------------------------------
Boston Generating LLC, Sr. Sec. Credit Facilities1st Lien Term Loan, 7.448%,
12/19/13 1                                                                                 30,533,638          30,003,543
--------------------------------------------------------------------------------------------------------------------------
Calpine Construction Finance Co. LP, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 11.198%, 8/26/09 1,2                                                                 18,371,427          18,922,569
--------------------------------------------------------------------------------------------------------------------------
Guadalupe Power Plant, Inc., Sr. Sec. Credit Facilities Term Loan, 7.125%-
8.507%, 12/31/09 1,2                                                                        7,530,420           7,304,507
--------------------------------------------------------------------------------------------------------------------------
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 8.698%, 8/16/13 1                                                                    13,000,000          12,480,000
--------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., Sr. Sec. Credit Facilities Letter of Credit Term Loan,
6.848%, 11/4/12 1                                                                           2,079,507           2,039,347
--------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 0.50%-
2.25%, 5/4/14 1                                                                            37,950,177          37,211,515
--------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., Sr. Sec. Credit Facilities Term Loan, 6.948%, 11/4/12 1                   2,329,640           2,284,650
--------------------------------------------------------------------------------------------------------------------------
Riverside Energy Center LLC/Rocky Mountain Energy Center LLC, Sr. Sec.
Credit Facilities Term Loan, 9.21%, 6/24/11 1,2                                            33,123,606          33,096,015
--------------------------------------------------------------------------------------------------------------------------
Texas Competitive Electric Holdings Company LLC, Sr. Sec. Credit Facilities
Term Loan, Tranche B2, 3.50%, 10/10/14 1                                                   37,000,000          37,011,507
--------------------------------------------------------------------------------------------------------------------------
TPF Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.198%, 12/15/13 1                                                                         12,387,510          12,173,826
--------------------------------------------------------------------------------------------------------------------------
USPF Holdings LLC, Sr. Sec. Credit Facilities Term Loan, 6.963%-6.994%,
4/11/14 1,2                                                                                 6,982,500           6,677,016
                                                                                                        ------------------
                                                                                                              234,178,712
--------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.9%
Calpine Corp., Sr. Sec. Credit Facilities Term Loan, Debtor in Possession,
Tranche B, 7.448%, 3/29/09 1,3                                                             33,321,303          33,038,672
                                                                                                        ------------------
Total Corporate Loans (Cost $3,428,969,483)                                                                 3,334,238,298

--------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--0.9%
--------------------------------------------------------------------------------------------------------------------------
Builders FirstSource, Inc., 9.808% Sr. Sec. Nts., 2nd Lien, 2/15/12 1                       3,000,000           2,835,000
--------------------------------------------------------------------------------------------------------------------------
Cognis GmbH, 7.53% Sr. Sec. Bonds, 9/15/13 1,2                                              9,750,000           9,274,200
--------------------------------------------------------------------------------------------------------------------------


                   14 | OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                            PRINCIPAL
                                                                                               AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.125% Nts., 5/9/08                                    $   1,500,000   $       1,473,464
--------------------------------------------------------------------------------------------------------------------------
LightPoint CLO Ltd., 9.36% Nts., Series 2007-1A, 5/15/21 1,2                                4,500,000           3,519,000
--------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 11.493% Sr. Sec. Nts., 1/15/13 1,5                             5,000,000           5,100,000
--------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 9.856% Sr. Unsec. Nts., 5/1/13 1                                 12,000,000          12,000,000
                                                                                                        ------------------
Total Corporate Bonds and Notes (Cost $35,266,307)                                                             34,201,664

                                                                                               SHARES
--------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--9.1%
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.20% 6,7
(Cost $328,900,000)                                                                       328,900,000         328,900,000
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $3,793,135,790)                                               102.2%      3,697,339,962
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                            (2.2)        (79,137,391)
                                                                                        ----------------------------------
NET ASSETS                                                                                      100.0%  $   3,618,202,571
                                                                                        ==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of October 31, 2007 was $805,882,419, which represents 22.27% of the Fund's net assets. See accompanying Notes.

3. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

4. Issue is in default. See accompanying Notes.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $5,100,000 or 0.14% of the Fund's net assets as of October 31, 2007.

6. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                            SHARES         GROSS           GROSS             SHARES
                                                     JULY 31, 2007     ADDITIONS      REDUCTIONS   OCTOBER 31, 2007
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E               -   387,700,000      58,800,000        328,900,000

                                                                                                           DIVIDEND
                                                                                           VALUE             INCOME
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                 $ 328,900,000   $      2,031,423

7. Rate shown is the 7-day yield as of October 31, 2007.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is


                   15 | OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

WHEN-ISSUED AND DELAYED DELIVERY SECURITY TRANSACTIONS. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a "when issued" and "delayed delivery" basis. No income accrues to the Fund on such interests or securities in connection with such purchase transactions prior to the date the Fund actually takes delivery of such interest or securities. These transactions are subject to market fluctuation; the value of the interests in Senior Loans and other portfolio debt securities at delivery may be more or less than their purchase prices, and yields generally available on such interests or securities when delivery occurs may be higher or lower than yields on the interest or securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, it will maintain, in a segregated account with its custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. To the extent the Fund engages in "when issued" and "delayed delivery" purchases, it will do so for the purpose of acquiring interest or securities for the Fund's portfolio consistent with the Fund's investment objective and policies and not for the purpose of investment leverage.

SENIOR LOANS. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate Senior Loans. Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for many Senior Loans. As a result, many Senior Loans are illiquid, meaning the Fund may not be able to value them accurately or to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

As of October 31, 2007, securities with an aggregate market value of $3,334,238,298, representing 92.15% of the Fund's net assets were comprised of Senior Loans, of which $793,089,219 representing 21.92% of the Fund's net assets, were illiquid.

SECURITY CREDIT RISK. Senior loans are subject to credit risk. Credit risk relates to the ability of the borrower under a senior loan to make interest and principal payments as they become due. The Fund's investments in senior loans are subject to risk of default. As of October 31, 2007, securities with an aggregate market value of $1,849,325, representing 0.05% of the Fund's net assets, were in default.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

ILLIQUID SECURITIES

As of October 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Many Senior Loans and many of the Fund's other investments are illiquid.

LOAN COMMITMENTS

                   16 | OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $49,585,202 at October 31, 2007. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded loan commitments. Commitments of $47,967,156 are contractually obligated to fund by a specified date and have been included as Corporate Loans in the Statement of Investments. The following commitments are subject to funding based on the borrower's discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments. The unrealized appreciation/depreciation on these commitments is recorded as an asset/liability on the Statement of Assets and Liabilities in the annual and semiannual reports.

                                                    COMMITMENT
                                        INTEREST   TERMINATION       UNFUNDED       UNREALIZED
                                           RATES         DATES        AMOUNTS     DEPRECIATION
-----------------------------------------------------------------------------------------------
Delta Airlines, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan               2.15%      4/30/12   $    258,456   $        5,544
-----------------------------------------------------------------------------------------------
Federal Mogul Corp., Sr. Sec. Credit
Facilities Pre-Petition Revolving
Credit Loan, Tranche B                      1.75      12/31/07      1,359,590           12,543
-----------------------------------------------------------------------------------------------
                                                                 $  1,618,046   $       18,087
                                                                 ==============================

BORROWINGS

The Fund can borrow money in an amount up to 33 1/3% of its total assets (after counting the assets purchased with the amount borrowed). The Fund may borrow if necessary to obtain short-term credit to allow it to repurchase shares during Repurchase Offers, to manage cash flows, and to fund additional purchase commitments under Senior Loans. The Fund may also borrow to acquire additional investments (a technique known as "leverage"). Effective January 21, 2005, the Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates. The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its prorata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of October 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                                 $  3,796,844,700
Federal tax cost of other investments                                 1,636,132
                                                               -----------------
Total federal tax cost                                         $  3,798,480,832
                                                               =================

Gross unrealized appreciation                                  $      2,362,530
Gross unrealized depreciation                                      (101,885,356)
                                                               -----------------
Net unrealized depreciation                                    $    (99,522,826)
                                                               =================


                   17 | OPPENHEIMER SENIOR FLOATING RATE FUND



ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Fund

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    12/11/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    12/11/2007

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    12/11/2007